Basis of Presentation - Disclosure of Exchange Rates used for the Change in Comprehensive Income (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 DKK (kr)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Net profit	$ 963	$ 1,133	kr 7,844	$ 631		kr 4,352
Comprehensive income	$ 1,008	$ 909	8,274	$ 770	[1]	4,314
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Net profit			(6,711)			(3,721)
Comprehensive income			kr (7,365)			kr (3,544)

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.